Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Share-Based Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Other operating income and expenses	$ 13,736,000	$ 4,461,000
Increase (decrease) in adjustment to loss before income tax	(5,978,000)	(31,258,000)
(Condensed Consolidated Balance Sheet)
Additional paid-in capital	335,306,000		$ 96,471,000
Adjustment to accumulated deficit	$ (194,295,000)		(186,174,000)
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Other operating income and expenses		(4,041,000)
Increase (decrease) in adjustment to loss before income tax		18,670,000
(Condensed Consolidated Balance Sheet)
Additional paid-in capital			(139,438,000)
Adjustment to accumulated deficit			111,578,000
Adjustments/ Reclassifications | IFRS Impact on Share-Based Compensation
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		148,000
Other operating income and expenses		103,000
Increase (decrease) in adjustment to loss before income tax		$ 251,000
(Condensed Consolidated Balance Sheet)
Additional paid-in capital			538,000
Adjustment to accumulated deficit			$ 538,000